(Loss)/income Per Share - Schedule of Computation of Basic and Diluted Net (loss)/income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Tuniu Corporation	¥ 31,125	$ 4,452	¥ 77,174	¥ (99,291)
Numerator for basic and diluted net (loss)/income per share	¥ 31,125	$ 4,452	¥ 77,174	¥ (99,291)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	340,747,065	340,747,065	361,482,355	371,453,164
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	342,960,072	342,960,072	363,718,947	371,453,164
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic (in $ or RMB per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.21	¥ (0.27)
Net (loss)/income per ordinary share attributable to ordinary shareholders - Diluted (in $ or RMB per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.21	¥ (0.27)
ADS
Denominator:
Weighted average number of ordinary shares used in computing basic (loss)/income per share	113,582,355	113,582,355	120,494,118	123,817,721
Weighted average number of ordinary shares used in computing diluted (loss)/income per share	114,320,024	114,320,024	121,239,649	123,817,721
Net (loss)/income per ordinary share attributable to ordinary shareholders - basic (in $ or RMB per share) | (per share)	¥ 0.27	$ 0.03	¥ 0.63	¥ (0.81)
Net (loss)/income per ordinary share attributable to ordinary shareholders - Diluted (in $ or RMB per share) | (per share)	¥ 0.27	$ 0.03	¥ 0.63	¥ (0.81)